Note 25 - Selected Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
(25)         SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2014	(In thousands, except per share data)

Interest income	$4,502	$4,663	$4,646	$4,588
Interest expense	298	297	280	269
Net interest income	4,204	4,366	4,366	4,319
Provision for loan losses	25	90	75	0
Net interest income after provision for loan losses	4,179	4,276	4,291	4,319
Noninterest income	979	1,287	1,438	1,232
Noninterest expenses	3,299	3,349	3,591	3,843
Income before income taxes	1,859	2,214	2,138	1,708
Income tax expense	559	692	611	450

Net income	1,300	1,522	1,527	1,258
Less: net income attributable to noncontrolling interest in subsidiary	3	4	3	3
Net income attributable to First Capital, Inc.	$1,297	$1,518	$1,524	$1,255

Earnings per common share attributable to First Capital, Inc.:
Basic	$0.47	$0.55	$0.56	$0.45
Diluted	$0.47	$0.55	$0.56	$0.45

2013

Interest income	$4,576	$4,554	$4,649	$4,632
Interest expense	458	440	408	347
Net interest income	4,118	4,114	4,241	4,285
Provision for loan losses	250	225	100	150
Net interest income after provision for loan losses	3,868	3,889	4,141	4,135
Noninterest income	1,162	1,188	1,211	1,079
Noninterest expenses	3,322	3,306	3,270	3,433
Income before income taxes	1,708	1,771	2,082	1,781
Income tax expense	511	557	653	534

Net income	1,197	1,214	1,429	1,247
Less: net income attributable to noncontrolling interest in subsidiary	3	4	3	3
Net income attributable to First Capital, Inc.	$1,194	$1,210	$1,426	$1,244

Earnings per common share attributable to First Capital, Inc.:
Basic	$0.43	$0.43	$0.51	$0.45
Diluted	$0.43	$0.43	$0.51	$0.45